Warrants	12 Months Ended
Dec. 31, 2021
Hoya Intermediate, LLC
Class of Warrant or Right [Line Items]
Warrants
18. W
ARRANTS
Class
 A Warrants
—We issued the following Class A Warrants in connection with the Merger Transaction:
Public Warrants
—We
issued Public Warrants to purchase 18,132,776 shares of Class A common stock at an exercise price of $11.50 per share to former warrant holders of Horizon, of which 5,166,666 shares were issued to Horizon Sponsor, LLC. We may, in our sole discretion, reduce the exercise price of the Public Warrants to induce early exercise, provided that we provide at least five days advance notice. The exercise price and number of Class A common stock shares issuable upon exercise of the warrants may also be adjusted in certain circumstances including in the event of a share dividend, recapitalization, reorganization, merger or consolidation. In no event are we required to net cash settle the Public Warrants.
The Public Warrants became exercisable 30 days following the Merger transaction and expire at the earliest of five years following the Merger Transaction, liquidation of the Company, or the date of redemption elected at our option provided that the value of common stock exceeds $18.00 per share. There is an effective registration statement and prospectus relating to the shares issuable upon exercise of the warrants.
Under certain circumstances, we may elect to redeem the Public Warrants at a redemption price of $0.01 per Public Warrant at any time during the term of the warrant in which our Class A common stock share trading price has been at least $18.00 per share for 20 trading days within the 30 trading-day
period. If we elect to redeem the warrants, it must notify the Public Warrant holders in advance, who would then have at least 30 days from the date of notification to exercise their respective warrants. If the warrant is not exercised within that
30-day
period, it will be redeemed pursuant to this provision.
As of December 31, 2021, we had 18,132,776 outstanding public warrants to purchase 18,132,776 shares of our Class A common stock.
As part of the Merger Transaction, we modified the terms of the Public Warrants. The modification resulted in a transfer of incremental value of $1.3 million to the holders of the Public Warrants, which we recorded as Other expenses in the Consolidated Statements of Operations.
Private Warrants
—We issued Private Warrants to purchase 6,519,791 shares of our Class A common stock at an exercise price of $11.50 per share to former warrant holders of Horizon. The Private Warrants have similar terms to the Public Warrants, except that the Private Warrants are not redeemable by us.
As of December 31, 2021, we had 6,519,791 outstanding private warrants to purchase 6,519,791 shares of our Class A common stock.
As part of the Merger Transaction, we modified the terms of the Private Warrants. The modification did not result in a transfer of incremental value to the warrant holders.
Exercise Warrants
—We issued warrants to purchase 17,000,000 shares of Class A common stock at an exercise price of $10.00 per share and warrants to purchase 17,000,000 of Class A common stock at an exercise of $15.00 per share. The Exercise Warrants have similar terms to the Public Warrants, except that the Exercise Warrants have different exercise prices, an initial term of 10 years, are not redeemable by us, and are fully transferable.

As of December 31, 2021,
we had 34,000,000 outstanding Exercise Warrants to purchase 34,000,000 shares of our Class A common stock.
As the Class A Warrants are indexed to our equity and meet the equity classification guidance of ASC
815-40,
we reflect these warrants as a component of equity within additional paid-in
capital. Upon the valid exercise of a Class A Warrant for Class A common shares of Vivid Seats Inc., Hoya Intermediate will issue to Vivid Seats Inc. an equivalent number of Intermediate Common
Units.

Hoya Intermediate Warrants
—Hoya
Intermediate issued Hoya Intermediate Warrants to Hoya Topco, which consist of warrants to purchase 3,000,000 Hoya Intermediate common units at an exercise price of $10.00 per unit and warrants to purchase 3,000,000 Hoya Intermediate common units at an exercise price of $15.00 per unit. A portion of the Hoya Intermediate Warrants, which consists of warrants to purchase 1,000,000 Hoya Intermediate common units at exercise prices of $10.00 and $15.00 per unit, respectively, were issued in tandem with stock options issued by Vivid Seats, Inc. to members of our management team. The Option Contingent Warrants only become available to exercise by Hoya Topco in the event that a corresponding management option is forfeited. As of December 31, 2021, none of the Option Contingent Warrants are available to exercise by Hoya Topco.
Our Hoya Intermediate Warrants are exercisable for Hoya Intermediate common units, which allow for a potential cash redemption at the discretion of the unit holder. Hence, the Hoya Intermediate Warrants are classified as a liability in Other liabilities on our Consolidated Balance Sheets. Upon consummation of the Merger Transaction, we recorded a warrant liability of $20.4 million, reflecting the fair value of the Hoya Intermediate Warrants determined using the Black Scholes model. The fair value of the Hoya Intermediate Warrants includes Option Contingent Warrants of $1.6 million. The estimated fair value of the Option Contingent Warrants is adjusted to reflects the probability of forfeiture of the corresponding stock options based on historical forfeiture rates for Hoya Topco profits interests.
The following assumptions were used to calculate the fair value of the Hoya Intermediate and Option Contingent Warrants at December 31, 2021 and upon consummation of the Merger Transaction:

	12/31/2021	10/18/2021
Estimated volatility	36.0%	28.0%
Expected term (years)	9.8	10.0
Risk-free rate	1.5%	1.6%
Expected dividend yield	0.0%	0.0%
For
the period from October 18, 2021 until December 31, 2021, we recognized a charge to Other expenses on the Consolidated Statements of Operations resulting from an increase in the fair value of the warrants of $0.1 million.
Upon the valid exercise of a Hoya Intermediate Warrant for Common Units in Hoya Intermediate, Vivid Seats Inc. will issue an equivalent amount of Vivid Seats Inc. Class B common shares to Hoya Topco.